UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Investment Grade Central Fund

Annual Report

December 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-ANN-0209
1.831202.102

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Life of Fund A
VIP Investment Grade Central Fund	-2.29%	3.33%

A From June 23, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Central Fund on June 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of VIP Investment Grade Central Fund

As investors sought out a safe haven from extreme volatility plaguing nearly all segments of the market, higher-quality debt reigned during the 12-month period ending December 31, 2008. Extreme crisis in the credit markets, despite falling interest rates, led to an environment within the U.S. investment-grade bond universe whereby any instrument backed implicitly or explicitly by the federal government fared well and virtually everything else showed lackluster or poor performance. U.S. Treasuries - considered by many as the ultimate "safe" securities - outperformed all other investment-grade categories as investors fled from risk. The Barclays Capital U.S. Treasury Bond Index climbed 13.74% for the period, while mortgage-backed securities ended the period with a solid gain of 8.34%, according to the Barclays Capital U.S. Mortgage-Backed Securities Index. The Barclays Capital U.S. Aggregate Bond Index - a broad measure of the U.S. investment-grade bond universe - returned a more modest 5.24%. As increasingly wary investors shied further and further away from bonds at the higher-end of the risk spectrum, asset-backed securities felt the brunt of the pain, with the Barclays Capital U.S. Fixed-Rate Asset-Backed Securities Index losing 12.72%. The Barclays Capital U.S. Credit Index - a measure of high-quality corporate debt - tumbled 3.08%. In comparison, the Standard & Poor's 500SM Index, a broad measure of the domestic stock market, fell 37.00%.

For the year ending December 31, 2008, the fund returned -2.29%, significantly underperforming the Barclays Capital U.S. Aggregate Bond Index. The main factor behind the fund's poor showing was sector selection, with its significant underweighting in U.S. government securities and its heavy emphasis on corporate bonds and securitized products - including commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and collateralized mortgage obligations (CMOs) - working against us amid a global flight to safety. Corporate bonds also were plagued by worries about corporate profitability. CMBS - which are backed by loans for office and apartment buildings, retail stores, hotels and other commercial buildings - declined on expectations that vacancy rates, rents and property values had only just begun to erode. ABS - including those backed by auto, credit card and home-equity loans - were hurt by concerns about rising consumer delinquencies and defaults in response to tighter credit conditions. CMOs - which are pools of mortgage pass-through securities that are carved into classes, or tranches, with varying characteristics - underperformed plain-vanilla mortgage securities. Many of these securitized bonds were held in the first half of the period through Fidelity® Ultra-Short Central Fund, which I ultimately divested out of, but still maintained exposure to the same securities via direct holdings because I felt they represented attractive values. Bright spots for the year included advantageous yield-curve positioning, with a heavier concentration than the index in intermediate-term securities working in the fund's favor. To manage the fund's yield-curve positioning, I used interest rate swaps, which are contracts that involve the exchange of fixed-rate interest payments and floating-rate interest payments. Holdings in swaps generally, aided performance during the year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Actual	.0037%	$ 1,000.00	$ 973.00	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.12	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
U.S. Government and U.S. Government Agency Obligations 56.5%	U.S. Government and U.S. Government Agency Obligations 54.6%
AAA 11.4%	AAA 12.9%
AA 5.1%	AA 5.0%
A 9.7%	A 8.7%
BBB 16.1%	BBB 16.4%
BB and Below 1.3%	BB and Below 0.8%
Not Rated 0.4%	Not Rated 0.0%
Short-Term Investments and Net Other Assets*** (0.5)%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of December 31, 2008
6 months ago
Years	5.5	6.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2008
6 months ago
Years	3.8	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2008*		As of June 30, 2008**
	Corporate Bonds 30.1%		Corporate Bonds 26.7%
	U.S. Government and U.S. Government Agency Obligations 56.5%		U.S. Government and U.S. Government Agency Obligations 54.6%
	Asset-Backed Securities 4.1%		Asset-Backed Securities 5.1%
	CMOs and Other Mortgage Related Securities 9.6%		CMOs and Other Mortgage Related Securities 11.8%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets*** (0.5)%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	6.3%	** Foreign investments	6.2%
* Futures and Swaps	13.6%	** Futures and Swaps	10.9%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments December 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Diversified Consumer Services - 0.4%
President and Fellows of Harvard College 6.5% 1/15/39 (b)	$ 9,699,000	$ 11,309,810
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	2,925,000	3,226,290
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	4,010,000	3,851,629
5.875% 1/15/36	5,320,000	3,902,534
		7,754,163
Media - 2.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	97,637
6.875% 5/1/12	290,000	278,602
7.625% 4/15/31	1,625,000	1,597,066
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,681,751
5.5% 3/15/11	2,675,000	2,618,392
6.45% 3/15/37	5,676,000	5,648,284
COX Communications, Inc.:
4.625% 1/15/10	3,350,000	3,241,514
4.625% 6/1/13	3,475,000	3,011,675
6.25% 6/1/18 (b)	5,000,000	4,437,960
6.45% 12/1/36 (b)	1,043,000	906,920
6.95% 6/1/38 (b)	517,000	467,638
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	1,858,987
News America, Inc.:
6.15% 3/1/37	1,745,000	1,628,134
6.2% 12/15/34	6,695,000	6,109,502
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,253,735
6.2% 7/1/13	7,000,000	6,621,265
6.75% 7/1/18	4,425,000	4,260,412
7.3% 7/1/38	3,685,000	3,828,229
Time Warner, Inc.:
2.405% 11/13/09 (h)	1,024,000	985,626
5.875% 11/15/16	7,856,000	7,042,802
6.5% 11/15/36	2,925,000	2,651,767
Viacom, Inc.:
2.2713% 6/16/09 (h)	265,000	260,004
5.75% 4/30/11	1,410,000	1,280,545
6.125% 10/5/17	2,710,000	2,246,094
6.75% 10/5/37	935,000	720,683
		66,735,224
TOTAL CONSUMER DISCRETIONARY		89,025,487

	Principal Amount	Value
CONSUMER STAPLES - 2.2%
Beverages - 0.4%
Diageo Capital PLC:
5.2% 1/30/13	$ 1,705,000	$ 1,677,754
5.75% 10/23/17	3,817,000	3,693,333
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,185,000	1,801,058
PepsiCo, Inc. 7.9% 11/1/18	4,560,000	5,588,950
		12,761,095
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
6.036% 12/10/28 (b)	7,100,272	4,318,598
6.302% 6/1/37 (h)	5,910,000	2,482,200
Wal-Mart Stores, Inc. 6.2% 4/15/38	4,050,000	4,635,043
		11,435,841
Food Products - 0.6%
Cargill, Inc. 6.625% 9/15/37 (b)	3,333,000	2,859,464
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,448,324
Kraft Foods, Inc.:
6.125% 2/1/18	2,376,000	2,328,235
6.875% 2/1/38	4,900,000	4,896,595
6.875% 1/26/39	5,000,000	5,008,975
		18,541,593
Personal Products - 0.2%
Avon Products, Inc. 5.75% 3/1/18	5,995,000	5,640,618
Tobacco - 0.6%
Altria Group, Inc.:
9.7% 11/10/18	4,450,000	4,809,694
9.95% 11/10/38	2,699,000	2,938,701
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	2,912,311
5.65% 5/16/18	2,751,000	2,727,157
6.375% 5/16/38	4,652,000	4,838,382
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	2,230,150
		20,456,395
TOTAL CONSUMER STAPLES		68,835,542
ENERGY - 3.2%
Energy Equipment & Services - 0.4%
Petronas Capital Ltd. 7% 5/22/12 (b)	5,435,000	5,760,448
Transocean Ltd. 6% 3/15/18	7,310,000	6,657,955
Weatherford International Ltd. 7% 3/15/38	2,250,000	1,726,904
		14,145,307
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	4,745,000	4,191,301
6.45% 9/15/36	1,155,000	911,103
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.:
5.7% 5/15/17	$ 5,685,000	$ 4,958,048
6.25% 3/15/38	1,165,000	915,684
6.75% 2/1/39	1,135,000	942,715
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,027,483
Duke Capital LLC:
4.37% 3/1/09	3,575,000	3,560,389
6.25% 2/15/13	855,000	813,528
6.75% 2/15/32	4,255,000	3,494,968
Duke Energy Field Services 6.45% 11/3/36 (b)	3,300,000	2,397,074
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	2,646,088
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	6,135,000	6,153,448
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	299,780
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	5,266,386
Nakilat, Inc. 6.067% 12/31/33 (b)	4,015,000	2,690,933
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	925,000	662,154
Nexen, Inc.:
5.875% 3/10/35	5,405,000	4,069,360
6.4% 5/15/37	2,125,000	1,662,774
NGPL PipeCo LLC 6.514% 12/15/12 (b)	1,980,000	1,720,026
Pemex Project Funding Master Trust:
2.82% 12/3/12 (b)(h)	410,000	342,350
3.2963% 6/15/10 (b)(h)	4,480,000	4,256,000
Petro-Canada:
6.05% 5/15/18	1,480,000	1,219,773
6.8% 5/15/38	3,485,000	2,629,899
Plains All American Pipeline LP:
6.125% 1/15/17	1,250,000	993,989
6.65% 1/15/37	1,950,000	1,341,737
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (b)	2,375,000	1,768,069
6.332% 9/30/27 (b)	2,415,000	1,622,614
Suncor Energy, Inc.:
6.1% 6/1/18	4,665,000	4,020,031
6.85% 6/1/39	4,100,000	3,261,894
TEPPCO Partners LP:
6.65% 4/15/18	1,811,000	1,466,311
7.55% 4/15/38	3,470,000	2,596,657
Texas Eastern Transmission LP 6% 9/15/17 (b)	2,434,000	2,203,744
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	561,418

	Principal Amount	Value
Valero Energy Corp. 6.625% 6/15/37	$ 1,575,000	$ 1,158,417
XTO Energy, Inc.:
6.375% 6/15/38	5,075,000	4,465,421
6.75% 8/1/37	4,070,000	3,811,815
		88,103,381
TOTAL ENERGY		102,248,688
FINANCIALS - 12.3%
Capital Markets - 3.1%
Bear Stearns Companies, Inc. 6.95% 8/10/12	6,445,000	6,693,603
BlackRock, Inc. 6.25% 9/15/17	3,685,000	3,446,223
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,463,318
5.625% 1/15/17	3,000,000	2,577,231
5.7% 9/1/12	2,935,000	2,798,631
5.95% 1/18/18	755,000	715,870
6.15% 4/1/18	3,134,000	3,011,652
6.6% 1/15/12	4,610,000	4,548,526
6.75% 10/1/37	6,705,000	5,443,575
Janus Capital Group, Inc.:
5.875% 9/15/11	2,041,000	1,493,710
6.25% 6/15/12	6,015,000	4,511,250
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,611,940
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	6,152,648
Lazard Group LLC:
6.85% 6/15/17	3,230,000	2,056,254
7.125% 5/15/15	5,585,000	3,546,838
Lehman Brothers Holdings, Inc.:
5.625% 1/24/13 (a)	1,112,000	105,640
6.2% 9/26/14 (a)	3,100,000	294,500
6.75% 12/28/17 (a)	1,755,000	176
6.875% 5/2/18 (a)	2,535,000	240,825
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	7,275,000	7,110,891
5.45% 2/5/13	2,509,000	2,411,766
6.15% 4/25/13	1,204,000	1,193,030
6.4% 8/28/17	1,300,000	1,302,427
6.875% 4/25/18	1,074,000	1,123,432
Morgan Stanley:
4.57% 1/9/12 (h)	4,300,000	3,392,752
4.75% 4/1/14	1,500,000	1,142,834
5.45% 1/9/17	900,000	741,854
5.95% 12/28/17	2,100,000	1,742,960
6.6% 4/1/12	7,695,000	7,439,457
6.625% 4/1/18	10,165,000	8,917,653
Northern Trust Corp. 5.5% 8/15/13	1,100,000	1,129,446
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
5.75% 4/25/18	$ 4,720,000	$ 4,283,848
5.875% 12/20/17	3,145,000	2,889,139
		98,533,899
Commercial Banks - 2.2%
American Express Bank FSB 6% 9/13/17	3,625,000	3,394,932
Bank of America NA 5.3% 3/15/17	1,480,000	1,405,298
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	2,233,317
Credit Suisse First Boston 6% 2/15/18	6,110,000	5,610,966
DBS Bank Ltd. (Singapore) 2.3688% 5/16/17 (b)(h)	410,000	307,500
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,093,228
Fifth Third Bancorp:
4.5% 6/1/18	930,000	689,399
8.25% 3/1/38	3,564,000	2,944,520
HBOS PLC 6.75% 5/21/18 (b)	4,900,000	4,312,485
HSBC Holdings PLC:
4.4075% 10/6/16 (h)	399,000	338,355
6.5% 9/15/37	7,355,000	7,469,628
Korea Development Bank:
3.875% 3/2/09	5,775,000	5,758,570
5.3% 1/17/13	3,805,000	3,458,365
Manufacturers & Traders Trust Co. 5.3825% 4/1/13 (b)(h)	269,000	211,972
National City Bank, Cleveland 4.5% 3/15/10	5,477,000	5,273,387
Northern Trust Co. 6.5% 8/15/18	2,000,000	2,136,802
PNC Funding Corp. 3.56% 1/31/12 (h)	1,019,000	828,034
Santander Issuances SA Unipersonal 1.885% 6/20/16 (b)(h)	1,229,000	893,454
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,289,396
Sovereign Bank 4.9025% 8/1/13 (h)	576,000	354,240
Standard Chartered Bank 6.4% 9/26/17 (b)	4,025,000	3,511,410
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,217,351
Wachovia Corp. 4.875% 2/15/14	785,000	721,160
Wells Fargo & Co. 5.625% 12/11/17	4,754,000	4,959,739
		68,413,508
Consumer Finance - 1.4%
American Express Co. 8.15% 3/19/38	3,450,000	3,956,239

	Principal Amount	Value
American General Finance Corp. 6.9% 12/15/17	$ 2,370,000	$ 1,025,672
Discover Financial Services 2.6288% 6/11/10 (h)	11,045,000	9,457,348
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,434,384
5.625% 5/1/18	9,700,000	9,770,315
5.875% 1/14/38	3,600,000	3,523,896
6.375% 11/15/67 (h)	4,000,000	2,514,276
MBNA America Bank NA 7.125% 11/15/12 (b)	1,075,000	1,099,162
MBNA Corp. 7.5% 3/15/12	1,860,000	1,914,543
SLM Corp.:
3.675% 7/27/09 (h)	1,064,000	1,002,923
3.695% 7/26/10 (h)	6,312,000	5,387,172
4% 1/15/09	1,020,000	1,015,342
4.5% 7/26/10	2,555,000	2,217,400
		45,318,672
Diversified Financial Services - 1.9%
Bank of America Corp. 7.4% 1/15/11	9,125,000	9,342,750
BP Capital Markets PLC 5.25% 11/7/13	7,866,000	8,211,601
BTM Curacao Holding NV 1.8975% 12/19/16 (b)(h)	666,000	513,116
CIT Group, Inc.:
4.75% 12/15/10	3,006,000	2,646,077
5.4% 2/13/12	4,696,000	3,788,766
Citigroup, Inc.:
5.3% 10/17/12	3,180,000	3,064,649
5.5% 4/11/13	1,390,000	1,353,421
6.125% 5/15/18	1,390,000	1,405,460
6.5% 8/19/13	7,045,000	7,109,011
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	2,286,000	2,401,050
6.375% 5/15/38	2,905,000	3,282,171
International Lease Finance Corp. 5.65% 6/1/14	4,750,000	3,102,957
JPMorgan Chase & Co.:
4.891% 9/1/15 (h)	20,000	20,096
5.6% 6/1/11	127,000	127,599
5.75% 1/2/13	3,500,000	3,550,911
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,375,000	2,025,000
5.35% 4/15/12 (b)	1,700,000	1,122,000
5.5% 1/15/14 (b)	2,405,000	1,491,100
TECO Finance, Inc. 7% 5/1/12	1,740,000	1,592,627
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(h)	3,400,000	1,587,967
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(h)	4,035,000	1,654,350
		59,392,679
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 1.2%
American International Group, Inc. 8.175% 5/15/58 (b)(h)	$ 3,075,000	$ 1,196,252
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	277,412
Hartford Financial Services Group, Inc. 8.125% 6/15/68 (h)	5,815,000	3,061,592
Lincoln National Corp. 7% 5/17/66 (h)	7,285,000	3,059,700
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	4,259,000	4,247,675
New York Life Global Funding 4.65% 5/9/13 (b)	6,045,000	5,841,326
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,690,000	3,466,969
Principal Life Global Funding I 6.25% 2/15/12 (b)	2,310,000	2,295,569
Prudential Financial, Inc.:
5.4% 6/13/35	1,651,000	986,022
5.5% 3/15/16	1,552,000	1,250,524
8.875% 6/15/68 (h)	7,265,000	4,000,109
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,355,000	5,232,230
The Chubb Corp.:
5.75% 5/15/18	1,895,000	1,819,516
6.5% 5/15/38	1,595,000	1,522,675
		38,257,571
Real Estate Investment Trusts - 2.0%
AMB Property LP 5.9% 8/15/13	2,575,000	1,683,272
Arden Realty LP 5.25% 3/1/15	625,000	487,500
AvalonBay Communities, Inc. 6.625% 9/15/11	1,822,000	1,489,848
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,295,000	1,214,434
5.625% 12/15/10	2,260,000	1,906,814
5.7% 5/1/17	5,000,000	2,643,315
5.75% 4/1/12	1,356,000	772,920
Camden Property Trust 5.375% 12/15/13	2,985,000	1,999,950
Colonial Properties Trust:
4.75% 2/1/10	1,855,000	1,731,405
4.8% 4/1/11	930,000	809,100
5.5% 10/1/15	6,290,000	3,543,622
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,010,000	987,230
4.625% 8/1/10	225,000	112,500
5% 5/3/10	2,435,000	1,314,900
5.25% 4/15/11	2,335,000	1,233,055
5.375% 10/15/12	1,240,000	620,000

	Principal Amount	Value
Duke Realty LP:
4.625% 5/15/13	$ 925,000	$ 518,000
5.4% 8/15/14	2,175,000	1,255,699
5.5% 3/1/16	1,270,000	643,259
5.625% 8/15/11	3,500,000	2,975,000
5.95% 2/15/17	695,000	347,225
6.25% 5/15/13	2,800,000	1,596,000
6.5% 1/15/18	2,445,000	1,222,500
6.95% 3/15/11	1,535,000	1,270,473
Equity One, Inc. 6% 9/15/17	2,390,000	1,434,000
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	945,200
Hospitality Properties Trust 5.625% 3/15/17	4,210,000	1,941,395
HRPT Properties Trust:
5.75% 11/1/15	670,000	356,506
6.25% 6/15/17	4,455,000	2,273,681
Liberty Property LP:
5.5% 12/15/16	2,275,000	1,433,250
6.625% 10/1/17	2,290,000	1,514,354
Mack-Cali Realty LP:
5.05% 4/15/10	1,735,000	1,529,959
7.25% 3/15/09	1,085,000	1,071,939
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	437,250
6% 3/31/16	3,099,000	1,549,500
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,642,731
4.875% 8/15/10	4,120,000	3,645,005
5% 3/1/12	2,060,000	1,512,040
5.1% 6/15/15	2,220,000	1,465,200
5.375% 6/1/11	2,020,000	1,707,163
7.75% 1/20/11	595,000	540,386
UDR, Inc. 5.5% 4/1/14	2,690,000	1,829,200
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	575,591
Washington (REIT) 5.95% 6/15/11	3,015,000	2,172,356
		62,954,727
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.375% 8/1/16	830,000	584,903
5.5% 10/1/12	2,785,000	2,170,047
5.75% 6/15/17	2,375,000	1,639,344
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,138,223
Regency Centers LP:
5.875% 6/15/17	1,815,000	1,089,000
6.75% 1/15/12	2,035,000	1,566,950
		9,188,467
Thrifts & Mortgage Finance - 0.2%
Capmark Financial Group, Inc.:
3.0375% 5/10/10 (h)	138,000	70,447
5.875% 5/10/12	3,610,000	1,230,978
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Capmark Financial Group, Inc.: - continued
6.3% 5/10/17	$ 1,400,000	$ 385,094
Credit Suisse First Boston New York Branch 5% 5/15/13	2,403,000	2,312,722
Independence Community Bank Corp.:
3.585% 6/20/13 (h)	896,000	611,520
3.75% 4/1/14 (h)	4,690,000	3,095,400
		7,706,161
TOTAL FINANCIALS		389,765,684
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	1,990,000	2,114,839
6.45% 9/15/37	1,485,000	1,687,970
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,897,726
		6,700,535
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	3,465,000	3,444,612
Bombardier, Inc.:
6.3% 5/1/14 (b)	4,515,000	3,713,588
7.45% 5/1/34 (b)	420,000	266,700
		7,424,900
Airlines - 0.9%
American Airlines, Inc. 7.25% 2/5/09	307,000	304,698
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	75,288	73,782
6.978% 10/1/12	383,031	333,237
7.024% 4/15/11	2,180,000	2,049,200
7.858% 4/1/13	3,480,000	2,644,800
Continental Airlines, Inc.:
6.648% 9/15/17	1,680,234	1,226,571
6.795% 2/2/20	3,500,131	2,170,081
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	2,860,904	1,816,674
7.57% 11/18/10	5,885,000	4,943,400
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	3,024,000	1,632,960

	Principal Amount	Value
Southwest Airlines Co. pass-thru trust certificates 6.15% 8/1/22	$ 2,320,181	$ 1,791,277
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,526,280	1,068,396
8.36% 7/20/20	5,415,799	4,007,691
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	1,722,140	1,067,727
6.071% 9/1/14	241,914	227,399
6.201% 3/1/10	102,912	95,708
6.602% 9/1/13	311,860	290,029
7.032% 4/1/12	735,227	676,409
7.186% 10/1/12	1,826,310	1,680,206
		28,100,245
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (h)	941,000	735,646
Industrial Conglomerates - 0.7%
Covidien International Finance SA:
5.45% 10/15/12	2,155,000	2,108,392
6.55% 10/15/37	1,865,000	1,892,212
General Electric Co. 5.25% 12/6/17	7,130,000	7,108,232
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (b)	6,485,000	6,359,898
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (b)	3,600,000	3,627,648
		21,096,382
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	865,000	849,093
TOTAL INDUSTRIALS		58,206,266
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	1,225,000	926,793
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	148,267
National Semiconductor Corp.:
2.2463% 6/15/10 (h)	1,092,000	925,627
6.15% 6/15/12	5,265,000	4,715,560
		5,789,454
TOTAL INFORMATION TECHNOLOGY		6,716,247
MATERIALS - 0.7%
Metals & Mining - 0.6%
Nucor Corp.:
5.85% 6/1/18	3,180,000	3,085,967
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.: - continued
6.4% 12/1/37	$ 2,550,000	$ 2,443,209
Rio Tinto Finance Ltd.:
5.875% 7/15/13	7,725,000	6,153,063
6.5% 7/15/18	2,796,000	2,049,946
7.125% 7/15/28	3,500,000	2,470,878
United States Steel Corp. 6.65% 6/1/37	2,270,000	1,158,474
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	2,936,822
		20,298,359
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,900,000	1,899,344
TOTAL MATERIALS		22,197,703
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,224,227
AT&T, Inc.:
6.3% 1/15/38	364,000	384,788
6.8% 5/15/36	10,939,000	12,368,705
BellSouth Capital Funding Corp. 7.875% 2/15/30	620,000	710,272
British Telecommunications PLC 9.125% 12/15/30	2,250,000	2,391,620
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,500,000	2,416,965
SBC Communications, Inc.:
6.15% 9/15/34	825,000	847,927
6.45% 6/15/34	3,975,000	4,160,295
Sprint Capital Corp. 6.875% 11/15/28	7,050,000	4,194,750
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,522,500
6.999% 6/4/18	3,792,000	3,076,260
7.2% 7/18/36	3,620,000	2,787,400
Telefonica Emisiones SAU:
1.825% 6/19/09 (h)	1,654,000	1,601,254
5.855% 2/4/13	1,438,000	1,397,806
6.221% 7/3/17	2,885,000	2,842,293
7.045% 6/20/36	4,335,000	4,731,787
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,182,096
6.25% 4/1/37	1,380,000	1,429,001
6.4% 2/15/38	2,893,000	3,077,290
6.9% 4/15/38	2,420,000	2,723,115

	Principal Amount	Value
Verizon Global Funding Corp. 7.75% 12/1/30	$ 5,043,000	$ 5,592,173
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,089,471
		63,751,995
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 4.125% 3/1/09	1,755,000	1,762,636
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	766,080
8.125% 5/1/12	1,130,000	1,211,777
Sprint Nextel Corp. 6% 12/1/16	2,260,000	1,593,300
Vodafone Group PLC 5% 12/16/13	2,775,000	2,669,475
		8,003,268
TOTAL TELECOMMUNICATION SERVICES		71,755,263
UTILITIES - 4.4%
Electric Utilities - 2.6%
Alabama Power Co. 4.85% 12/15/12	4,095,000	4,095,315
AmerenUE 6.4% 6/15/17	6,509,000	5,933,949
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,845,000	4,378,785
Commonwealth Edison Co.:
5.4% 12/15/11	2,394,000	2,330,806
5.8% 3/15/18	4,010,000	3,624,270
6.15% 9/15/17	2,890,000	2,687,261
Duke Energy Carolinas LLC:
5.25% 1/15/18	1,890,000	1,930,841
6.05% 4/15/38	1,742,000	1,910,991
EDP Finance BV 6% 2/2/18 (b)	2,864,000	2,377,538
Enel Finance International SA:
6.25% 9/15/17 (b)	1,455,000	1,228,685
6.8% 9/15/37 (b)	4,424,000	3,396,747
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,160,637
6.75% 5/1/11	2,425,000	2,366,720
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	2,816,863
FPL Group Capital, Inc. 7.875% 12/15/15	6,583,000	7,128,810
Illinois Power Co. 6.125% 11/15/17	1,465,000	1,314,278
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,046,832
Ohio Power Co. 4.3875% 4/5/10 (h)	1,167,000	1,091,942
Oncor Electric Delivery Co. 6.375% 5/1/12	1,885,000	1,812,946
Oncor Electric Delivery Co. LLC 6.8% 9/1/18 (b)	7,178,000	6,883,666
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	2,605,901
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	$ 6,230,000	$ 2,741,200
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,828,632
7.1% 3/1/11	3,932,000	3,897,119
Southern California Edison Co. 5.95% 2/1/38	1,890,000	2,045,358
West Penn Power Co. 5.95% 12/15/17 (b)	3,275,000	2,759,030
		80,395,122
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	180,493
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	5,224,321
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	5,749,180
PPL Energy Supply LLC:
5.7% 10/15/35	4,175,000	3,440,363
6.2% 5/15/16	2,715,000	2,247,887
6.5% 5/1/18	2,640,000	2,142,817
TXU Corp. 5.55% 11/15/14	980,000	441,000
		19,245,568
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,500,306
6.25% 6/30/12	1,938,000	1,944,145
6.3% 9/30/66 (h)	9,255,000	4,442,400
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,462,060
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,800,000	1,755,817
5.875% 10/1/12	2,880,000	2,872,835
6.5% 9/15/37	3,280,000	3,201,756
National Grid PLC 6.3% 8/1/16	7,820,000	6,813,988
NiSource Finance Corp.:
2.7231% 11/23/09 (h)	412,000	371,233
5.4% 7/15/14	3,885,000	2,658,342
5.45% 9/15/20	2,135,000	1,143,487
6.4% 3/15/18	3,220,000	2,009,528
7.875% 11/15/10	925,000	846,458

	Principal Amount	Value
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	$ 2,740,000	$ 1,356,300
WPS Resources Corp. 6.11% 12/1/66 (h)	2,330,000	1,118,400
		37,497,055
TOTAL UTILITIES		137,318,238
TOTAL NONCONVERTIBLE BONDS (Cost $1,105,407,014)		952,769,653
U.S. Government and Government Agency Obligations - 15.6%

U.S. Government Agency Obligations - 2.4%
Fannie Mae:
3.625% 2/12/13	4,230,000	4,476,689
4.75% 11/19/12	4,110,000	4,522,747
5% 2/16/12	20,940,000	22,975,106
Federal Home Loan Bank 3.625% 5/29/13	2,940,000	3,081,726
Freddie Mac:
4% 6/12/13	17,620,000	18,751,733
5.75% 1/15/12	15,975,000	17,855,689
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	3,008,389
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	1,210,000	1,213,229
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		75,885,308
U.S. Treasury Inflation Protected Obligations - 7.4%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18	18,924,396	17,942,678
2% 1/15/14 (e)	181,849,303	172,245,573
2% 7/15/14	5,746,650	5,434,158
2.625% 7/15/17	35,749,260	36,669,158
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		232,291,567
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 5.8%
U.S. Treasury Notes:
3.375% 6/30/13 (e)	$ 126,309,000	$ 137,716,218
4.25% 8/15/14	40,000,000	45,975,000
TOTAL U.S. TREASURY OBLIGATIONS		183,691,218
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $486,653,948)		491,868,093
U.S. Government Agency - Mortgage Securities - 38.1%

Fannie Mae - 32.8%
3.78% 6/1/34 (h)	1,064,436	1,051,546
3.915% 7/1/35 (h)	714,513	701,559
3.927% 5/1/34 (h)	2,314,121	2,290,093
3.95% 6/1/33 (h)	133,378	130,837
3.987% 10/1/33 (h)	1,612,768	1,606,836
4% 8/1/18 to 6/1/19	2,960,537	3,003,726
4.092% 4/1/34 (h)	3,381,026	3,342,178
4.171% 1/1/35 (h)	429,523	430,710
4.212% 8/1/33 (h)	265,080	261,327
4.238% 1/1/35 (h)	220,482	217,397
4.303% 3/1/33 (h)	114,005	114,736
4.324% 7/1/35 (h)	665,165	674,376
4.331% 1/1/35 (h)	246,317	247,813
4.353% 9/1/33 (h)	1,467,951	1,451,471
4.361% 5/1/35 (h)	2,650,139	2,698,469
4.387% 2/1/35 (h)	386,792	389,511
4.398% 2/1/34 (h)	338,480	339,350
4.426% 5/1/35 (h)	133,526	135,598
4.431% 2/1/35 (h)	731,011	726,383
4.432% 8/1/34 (h)	545,304	547,344
4.432% 3/1/35 (h)	334,181	336,183
4.435% 6/1/35 (h)	847,741	863,145
4.446% 7/1/35 (h)	2,343,608	2,364,932
4.478% 3/1/35 (h)	754,977	755,236
4.487% 7/1/33 (h)	1,117,973	1,119,062
4.499% 7/1/35 (h)	80,805	80,750
4.5% 4/1/18 to 10/1/35	98,631,065	100,790,314
4.5% 3/1/35 (h)	711,133	716,560
4.501% 2/1/35 (h)	2,602,839	2,607,852
4.542% 3/1/35 (h)	1,154,737	1,147,103
4.546% 11/1/34 (h)	613,556	613,036
4.547% 5/1/35 (h)	500,169	500,549
4.548% 10/1/33 (h)	164,410	163,770
4.559% 2/1/35 (h)	2,298,283	2,317,464
4.566% 9/1/34 (h)	611,385	613,966

	Principal Amount	Value
4.58% 7/1/35 (h)	$ 207,569	$ 208,607
4.584% 2/1/35 (h)	577,000	581,087
4.64% 4/1/33 (h)	27,614	27,887
4.644% 2/1/35 (h)	7,106,830	7,135,279
4.653% 11/1/34 (h)	728,643	732,562
4.665% 10/1/33 (h)	70,281	70,036
4.684% 12/1/34 (h)	463,791	464,703
4.694% 10/1/34 (h)	745,729	744,800
4.744% 12/1/34 (h)	191,254	191,630
4.765% 1/1/34 (h)	58,097	58,496
4.776% 4/1/35 (h)	71,792	73,021
4.806% 11/1/34 (h)	552,364	554,162
4.821% 8/1/34 (h)	130,366	129,434
4.843% 8/1/33 (h)	209,342	209,778
4.856% 10/1/34 (h)	2,467,835	2,469,617
4.891% 10/1/35 (h)	41,801	42,652
4.973% 7/1/34 (h)	87,111	87,251
4.98% 5/1/35 (h)	2,762,898	2,757,884
4.987% 12/1/28 (h)	3,453,824	3,479,728
5% 10/1/17 to 7/1/37	115,604,751	118,610,064
5% 1/20/24 (c)	27,000,000	27,728,676
5.058% 9/1/34 (h)	1,509,643	1,512,657
5.093% 10/1/33 (h)	3,523,868	3,594,687
5.121% 3/1/35 (h)	33,347	33,436
5.151% 5/1/35 (h)	141,754	145,230
5.157% 6/1/35 (h)	764,456	764,468
5.161% 10/1/18 (h)	95,957	96,619
5.192% 5/1/35 (h)	2,490,650	2,517,893
5.228% 5/1/36 (h)	979,018	984,963
5.26% 8/1/36 (h)	2,902,713	2,890,029
5.279% 3/1/35 (h)	132,339	131,139
5.292% 12/1/35 (h)	1,300,358	1,322,531
5.301% 2/1/36 (h)	2,690,371	2,733,688
5.445% 10/1/35 (h)	1,179,912	1,194,066
5.456% 2/1/36 (h)	3,942,149	4,005,937
5.5% 6/1/09 to 8/1/37	294,398,513	302,785,191
5.5% 1/13/39 (c)	100,000,000	102,566,080
5.555% 9/1/36 (h)	1,476,889	1,494,532
5.56% 4/1/36 (h)	2,990,245	3,033,535
5.574% 1/1/36 (h)	1,198,628	1,218,728
5.604% 7/1/37 (h)	737,149	753,779
5.654% 9/1/35 (h)	1,072,513	1,106,029
5.779% 2/1/36 (h)	683,699	697,258
5.799% 1/1/36 (h)	739,225	758,628
6% 6/1/14 to 5/1/37	168,815,205	174,963,063
6.027% 4/1/36 (h)	565,521	578,038
6.052% 3/1/33 (h)	72,316	72,886
6.066% 1/1/35 (h)	152,543	154,732
6.217% 2/1/35 (h)	120,548	122,248
6.243% 6/1/36 (h)	270,503	272,768
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.25% 7/1/35 (h)	$ 2,982,391	$ 3,055,087
6.328% 4/1/36 (h)	585,002	599,627
6.5% 6/1/11 to 7/1/34	34,014,737	35,493,145
6.5% 1/13/39 (c)	30,000,000	31,173,699
6.5% 1/13/39 (c)	30,000,000	31,173,699
6.5% 1/13/39 (c)	15,000,000	15,586,850
7% 3/1/15 to 8/1/32	2,935,444	3,085,321
7.5% 7/1/16 to 11/1/31	2,318,842	2,438,276
8% 1/1/30 to 5/1/30	64,059	67,914
8.5% 3/1/25 to 6/1/25	1,198	1,285
TOTAL FANNIE MAE		1,036,888,277
Freddie Mac - 4.1%
3.994% 7/1/33 (h)	4,587,524	4,509,624
4% 2/1/20	3,013,051	3,053,813
4.275% 6/1/35 (h)	287,140	292,320
4.316% 12/1/34 (h)	276,124	277,670
4.327% 3/1/35 (h)	461,894	464,155
4.362% 2/1/35 (h)	610,030	611,913
4.407% 3/1/35 (h)	357,425	358,940
4.449% 2/1/34 (h)	203,354	200,260
4.455% 3/1/35 (h)	282,370	283,563
4.527% 2/1/35 (h)	563,981	567,343
4.767% 10/1/34 (h)	865,766	874,393
4.812% 9/1/34 (h)	408,500	412,032
5% 1/13/39 (c)	10,000,000	10,202,207
5.097% 3/1/36 (h)	513,200	512,147
5.141% 4/1/35 (h)	1,380,399	1,394,609
5.364% 3/1/35 (h)	189,418	187,037
5.406% 11/1/35 (h)	753,228	763,940
5.5% 1/13/39 (c)(d)	1,000,000	1,023,864
5.5% 2/12/39 (c)	1,000,000	1,020,661
5.527% 1/1/36 (h)	1,766,637	1,792,243
5.577% 2/1/35 (h)	375,045	371,883
5.707% 10/1/35 (h)	489,842	496,986
5.842% 1/1/35 (h)	397,267	392,133
5.86% 6/1/36 (h)	671,135	685,053
5.99% 7/1/37 (h)	3,314,123	3,397,297
6% 4/1/32 to 11/1/37	80,974,795	83,701,176
6% 1/13/39 (c)	1,000,000	1,030,549
6% 1/13/39 (c)	1,000,000	1,030,549
6.012% 6/1/36 (h)	618,967	632,326
6.043% 4/1/36 (h)	1,035,053	1,056,698
6.097% 6/1/36 (h)	625,583	640,417
6.399% 3/1/33 (h)	47,557	48,300
6.436% 10/1/36 (h)	3,115,405	3,199,371
6.624% 7/1/36 (h)	4,435,268	4,573,870
6.713% 8/1/36 (h)	554,469	569,900
7.5% 5/1/17 to 11/1/31	265,214	279,775

	Principal Amount	Value
8% 7/1/17 to 5/1/27	$ 37,953	$ 40,434
8.5% 3/1/20 to 1/1/28	171,651	184,182
TOTAL FREDDIE MAC		131,133,633
Government National Mortgage Association - 1.2%
3.75% 1/20/34 (h)	1,310,184	1,264,423
4.25% 7/20/34 (h)	310,514	303,496
4.5% 2/20/37 (h)	5,636,046	5,680,357
6% 2/15/09 to 11/15/34	11,628,387	12,053,365
6.5% 1/15/09 to 11/15/35	11,319,704	11,870,051
7% 1/15/28 to 7/15/32	4,719,134	4,957,848
7.5% 4/15/22 to 10/15/28	1,131,983	1,192,369
8% 2/15/17 to 9/15/30	116,854	126,839
8.5% 12/15/16 to 3/15/30	33,855	37,170
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		37,485,918
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,177,636,529)		1,205,507,828
Asset-Backed Securities - 4.1%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8213% 1/25/35 (h)	35,616	27,975
Series 2005-1 Class M1, 0.9413% 4/25/35 (h)	657,000	465,395
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5963% 6/25/33 (h)	1,082	752
Class M2, 3.0963% 6/25/33 (h)	44,000	28,819
Series 2004-HE1 Class M1, 0.9713% 2/25/34 (h)	109,291	93,709
Series 2004-OP1 Class M1, 0.9913% 4/25/34 (h)	218,634	136,013
Series 2005-HE2 Class M2, 0.9213% 4/25/35 (h)	92,000	57,586
Series 2005-SD1 Class A1, 0.8713% 11/25/50 (h)	97,155	75,038
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.5375% 9/20/13 (h)	1,940,000	1,493,800
Series 2006-A7 Class A7, 0.5275% 10/20/12 (h)	2,080,000	1,601,600
Series 2006-C1 Class C1, 0.9875% 10/20/14 (h)	419,000	83,800
Series 2007-A1 Class A, 0.5575% 1/20/15 (h)	1,420,000	1,065,000
Asset-Backed Securities - continued
	Principal Amount	Value
Advanta Business Card Master Trust: - continued
Series 2007-A4 Class A4, 0.5375% 4/22/13 (h)	$ 1,536,000	$ 1,182,720
Series 2007-B1 Class B, 0.7575% 12/22/14 (h)	887,000	443,500
Airspeed Ltd. Series 2007-1A Class C1, 3.695% 6/15/32 (b)(h)	2,888,381	1,155,352
ALG Student Loan Trust I Series 2006-1 Class A1, 3.5263% 10/28/18 (b)(h)	401,897	391,284
American Express Credit Account Master Trust Series 2004-C Class C, 1.695% 2/15/12 (b)(h)	87,400	73,074
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	292,834	288,030
Series 2006-1:
Class A3, 5.11% 10/6/10	3,660	3,658
Class B1, 5.2% 3/6/11	305,000	298,484
Class C1, 5.28% 11/6/11	1,850,000	1,648,804
Series 2008-AF Class A3, 6.07% 12/12/12	5,225,000	4,136,868
Ameriquest Mortgage Securities, Inc.:
Series 2003-10 Class M1, 1.1713% 12/25/33 (h)	60,333	39,197
Series 2004-R10 Class M1, 1.1713% 11/25/34 (h)	239,000	147,247
Series 2004-R11 Class M1, 1.1313% 11/25/34 (h)	227,000	148,458
Series 2004-R2:
Class M1, 0.9013% 4/25/34 (h)	90,000	59,432
Class M3, 1.0213% 4/25/34 (h)	60,223	31,128
Series 2005-R1 Class M1, 0.9213% 3/25/35 (h)	332,000	218,287
Series 2005-R10 Class A2B, 0.6913% 12/25/35 (h)	318,803	248,666
Series 2005-R2 Class M1, 0.9213% 4/25/35 (h)	727,000	476,976
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8013% 6/25/32 (h)	63,571	47,162
Argent Securities, Inc.:
Series 2003-W7 Class A2, 1.785% 3/1/34 (h)	16,878	12,425
Series 2004-W11 Class M2, 1.1713% 11/25/34 (h)	198,000	109,339
Series 2004-W5 Class M1, 1.0713% 4/25/34 (h)	2,679,000	1,835,343
Series 2004-W7:
Class M1, 1.0213% 5/25/34 (h)	209,000	104,911

	Principal Amount	Value
Class M2, 1.0713% 5/25/34 (h)	$ 183,000	$ 121,525
Series 2006-W4 Class A2C, 0.6313% 5/25/36 (h)	547,000	294,468
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 0.8913% 12/25/34 (h)	505,174	291,336
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 2.44% 6/15/33 (h)	87,589	49,853
Series 2003-HE6 Class M1, 1.1213% 11/25/33 (h)	189,000	113,653
Series 2004-HE2 Class M1, 1.0213% 4/25/34 (h)	940,000	559,294
Series 2004-HE3:
Class M1, 1.0113% 6/25/34 (h)	83,000	48,621
Class M2, 1.5913% 6/25/34 (h)	154,879	96,756
Series 2004-HE6 Class A2, 0.8313% 6/25/34 (h)	146,710	107,854
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 1.275% 3/15/12 (h)	1,209,000	997,060
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.1013% 5/28/44 (h)	119,167	80,333
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.1463% 2/28/44 (h)	231,216	157,480
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9213% 9/25/35 (h)	40,052	36,053
Series 2005-FR1 Class M1, 0.9713% 6/25/35 (h)	341,000	252,322
Series 2005-HE2 Class M1, 0.9713% 2/25/35 (h)	537,219	324,780
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (h)	809,141	718,153
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 1.57% 6/15/10 (h)	337,000	329,365
Series 2006-1:
Class B, 5.26% 10/15/10	945,000	903,804
Class C, 5.55% 1/18/11	5,965,000	5,657,246
Class D, 7.16% 1/15/13 (b)	645,000	451,500
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	741,000
Class C, 5.73% 3/15/11	660,000	462,000
Class D, 6.05% 1/17/12	1,630,000	978,000
Capital One Auto Finance Trust Series 2006-C Class A3B, 1.205% 7/15/11 (h)	175,415	164,425
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2004-6 Class B, 4.15% 7/16/12	$ 4,465,000	$ 3,936,875
Series 2007-C3 Class C3, 1.485% 4/15/13 (b)(h)	1,024,000	623,795
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	3,221,838
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7713% 7/25/36 (h)	402,000	14,597
Series 2006-NC3 Class M10, 2.4713% 8/25/36 (b)(h)	255,000	1,575
Series 2007-RFC1 Class A3, 0.6113% 12/25/36 (h)	635,000	279,400
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.6875% 5/20/17 (b)(h)	102,474	73,884
Series 2005-1A Class A1, 4.67% 5/20/17 (b)	437,913	365,042
Chase Issuance Trust:
Series 2004-3 Class C, 1.665% 6/15/12 (h)	187,000	164,787
Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	1,870,312
CIT Equipment Collateral Trust:
Series 2006-VT1 Class A3, 5.13% 12/21/09	167,286	167,244
Series 2006-VT2 Class D, 5.46% 4/20/14	144,167	79,292
Citibank Credit Card Issuance Trust:
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,212,542
Series 2007-B6 Class B6, 5% 11/8/12	7,680,000	5,764,454
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8813% 12/25/33 (b)(h)	140,354	116,844
Series 2007-AMC4 Class M1, 0.7413% 5/25/37 (h)	270,000	11,726
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	585,650	584,352
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 1.255% 7/15/12 (b)(h)	461,000	447,645
Class B, 1.475% 7/15/12 (b)(h)	461,000	422,128
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 0.9013% 5/25/33 (h)	18,449	12,411
Series 2004-3:
Class 3A4, 0.7213% 8/25/34 (h)	69,913	53,450

	Principal Amount	Value
Class M1, 0.9713% 6/25/34 (h)	$ 233,000	$ 152,171
Class M4, 1.4413% 4/25/34 (h)	56,336	26,591
Series 2004-4:
Class A, 0.8413% 8/25/34 (h)	15,468	9,544
Class M2, 1.0013% 6/25/34 (h)	207,174	138,909
Series 2005-1:
Class M1, 0.8913% 8/25/35 (h)	180,000	113,354
Class MV2, 0.9113% 7/25/35 (h)	498,000	357,858
Series 2005-3 Class MV1, 0.8913% 8/25/35 (h)	873,000	543,766
Series 2005-AB1 Class A2, 0.6813% 8/25/35 (h)	185,808	152,595
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (b)	62,161	55,566
Credit-Based Asset Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 0.7413% 5/25/36 (b)(h)	387,750	199,691
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 0.5313% 10/25/36 (h)	188,994	165,127
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,052,000	1,580,040
Class C, 5.074% 6/15/35 (b)	1,862,000	1,396,500
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	840,000	541,565
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (b)	121,563	120,347
Discover Card Master Trust I:
Series 2006-1 Class B1, 1.345% 8/16/11 (h)	749,000	721,147
Series 2006-2 Class B1, 1.315% 1/17/12 (h)	1,024,000	879,411
Series 2007-1 Class B, 1.295% 8/15/12 (h)	1,024,000	762,198
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 3.5349% 5/28/35 (h)	13,702	7,668
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6463% 8/25/34 (h)	102,000	53,960
Series 2006-3 Class 2A3, 0.6313% 11/25/36 (h)	1,585,000	610,225
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2963% 3/25/34 (h)	8,633	5,263
Asset-Backed Securities - continued
	Principal Amount	Value
First Franklin Mortgage Loan Trust: - continued
Series 2006-FF12 Class A2, 0.5113% 9/25/36 (h)	$ 221,232	$ 201,822
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	90,880	88,821
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	206,420	206,007
Series 2006-B Class D, 7.26% 2/15/13 (b)	1,025,000	512,500
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 1.645% 6/15/11 (h)	713,000	499,100
Series 2006-4 Class B, 1.745% 6/15/13 (h)	272,000	190,400
Fremont Home Loan Trust:
Series 2004-A Class M1, 1.2963% 1/25/34 (h)	433,037	302,375
Series 2005-A:
Class M1, 0.9013% 1/25/35 (h)	44,817	27,671
Class M2, 0.9313% 1/25/35 (h)	618,000	371,105
Class M3, 0.9613% 1/25/35 (h)	334,000	207,587
Class M4, 1.1513% 1/25/35 (h)	128,000	52,477
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 2.5375% 9/25/30 (b)(h)	829,000	564,300
GE Business Loan Trust Series 2003-1 Class A, 1.625% 4/15/31 (b)(h)	127,335	78,948
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 1.305% 9/17/12 (h)	313,000	219,100
Class C, 1.435% 9/17/12 (h)	244,000	158,600
Series 2007-1 Class C, 1.465% 3/15/13 (h)	1,671,000	1,032,926
GSAMP Trust:
Series 2002-HE Class M1, 2.3825% 11/20/32 (h)	223,641	103,377
Series 2003-FM1 Class M1, 1.7375% 3/20/33 (h)	429,915	258,638
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(h)	270,974	22,288
Class M1, 1.1213% 6/25/34 (h)	772,000	440,834
Series 2004-FM2 Class M1, 1.2213% 1/25/34 (h)	373,450	221,536
Series 2004-HE1 Class M1, 1.0213% 5/25/34 (h)	201,734	120,640

	Principal Amount	Value
Series 2007-HE1 Class M1, 0.7213% 3/25/47 (h)	$ 289,000	$ 14,516
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8113% 11/25/34 (h)	5,588	3,685
Series 2005-MTR1 Class A1, 0.6113% 10/25/35 (h)	157,668	146,360
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5513% 5/25/30 (b)(h)	232,504	104,627
Series 2006-3 Class C, 1.0213% 9/25/46 (b)(h)	538,000	64,560
Helios Finance L.P. Series 2007-S1 Class B1, 1.2057% 10/20/14 (b)(h)	1,241,000	635,648
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3513% 2/25/33 (h)	141	89
Series 2003-3 Class M1, 1.7613% 8/25/33 (h)	363,008	232,284
Series 2003-4 Class M1, 1.6713% 10/25/33 (h)	104,557	69,503
Series 2003-5:
Class A2, 1.1713% 12/25/33 (h)	11,595	8,087
Class M1, 1.5213% 12/25/33 (h)	124,181	86,340
Series 2003-7 Class A2, 1.2313% 3/25/34 (h)	584	331
Series 2003-8 Class M1, 1.5513% 4/25/34 (h)	183,339	105,611
Series 2004-3 Class M2, 2.1713% 8/25/34 (h)	125,439	76,305
Series 2004-7 Class A3, 0.8613% 1/25/35 (h)	216	142
Series 2005-1 Class M1, 0.9013% 5/25/35 (h)	514,483	389,520
Series 2005-3 Class M1, 0.8813% 8/25/35 (h)	366,728	331,935
Series 2005-5 Class 2A2, 0.7213% 11/25/35 (h)	159,720	125,677
Series 2006-1 Class 2A3, 0.6963% 4/25/36 (h)	1,488,088	1,130,947
Honda Auto Receivables Owner Trust Series 2008-1 Class A3, 4.47% 1/18/12	6,255,000	5,970,842
Household Home Equity Loan Trust Series 2004-1 Class M, 1.0275% 9/20/33 (h)	99,987	70,383
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 1.335% 6/15/12 (h)	792,000	666,964
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 1.9125% 1/20/35 (h)	273,315	170,738
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust: - continued
Series 2005-2:
Class M2, 1.9425% 1/20/35 (h)	$ 205,217	$ 124,966
Series 2005-3 Class A1, 1.7125% 1/20/35 (h)	145,669	99,783
Series 2006-2:
Class M1, 0.7775% 3/20/36 (h)	230,217	120,600
Class M2, 0.7975% 3/20/36 (h)	380,475	185,541
Series 2006-3 Class A1V, 0.5875% 3/20/36 (h)	296,568	280,620
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6613% 1/25/37 (h)	436,000	182,393
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	1,959,262
Series 2006-1:
Class A3, 5.13% 6/15/10	57,277	57,237
Class B, 5.29% 11/15/12	177,461	173,667
Class C, 5.34% 11/15/12	228,164	223,907
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6013% 11/25/36 (h)	438,000	134,247
Class MV1, 0.7013% 11/25/36 (h)	356,000	73,863
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (h)	390,444	385,601
Series 2006-A Class 2A1, 3.7988% 9/27/21 (h)	265,176	242,374
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7013% 6/25/33 (h)	765,626	401,019
Series 2004-2:
Class M1, 1.0013% 6/25/34 (h)	744,000	459,163
Class M2, 1.5513% 6/25/34 (h)	167,000	124,254
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7313% 10/25/36 (h)	158,000	8,755
Series 2007-HE1 Class M1, 0.7713% 5/25/37 (h)	249,000	11,412
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 1.2963% 7/25/34 (h)	8,732	1,267
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (b)(h)	3,285,000	2,966,027
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1713% 7/25/34 (h)	216,273	140,576
Series 2003-OPT1 Class M1, 1.1213% 7/25/34 (h)	59,751	38,144

	Principal Amount	Value
Series 2006-FM1 Class A2B, 0.5813% 4/25/37 (h)	$ 916,000	$ 762,028
Series 2006-OPT1 Class A1A, 0.7313% 6/25/35 (h)	597,740	416,177
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1213% 12/27/32 (h)	15,635	10,535
Series 2003-NC7 Class M1, 1.5213% 6/25/33 (h)	190,548	105,229
Series 2003-NC8 Class M1, 1.5213% 9/25/33 (h)	146,730	89,401
Series 2004-HE6 Class A2, 0.8113% 8/25/34 (h)	20,187	12,240
Series 2004-NC2 Class M1, 1.2963% 12/25/33 (h)	362,538	225,477
Series 2005-HE1 Class M2, 0.9413% 12/25/34 (h)	172,000	108,305
Series 2005-HE2 Class M1, 0.8713% 1/25/35 (h)	155,000	94,389
Series 2005-NC1 Class M1, 0.9113% 1/25/35 (h)	141,000	79,364
Series 2007-HE2 Class A2A, 0.5113% 1/25/37 (h)	45,035	36,929
Series 2007-HE4 Class A2A, 0.5813% 2/25/37 (h)	45,167	35,767
Series 2007-NC3 Class A2A, 0.5313% 5/25/37 (h)	21,525	17,717
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9713% 1/25/32 (h)	9,280	4,177
Series 2002-AM3 Class A3, 1.4513% 2/25/33 (h)	36,132	30,741
Series 2002-HE2 Class M1, 1.9713% 8/25/32 (h)	240,557	154,510
Series 2002-NC1 Class M1, 1.6713% 2/25/32 (b)(h)	200,821	121,042
Series 2002-NC3:
Class A3, 1.1513% 8/25/32 (h)	12,136	8,181
Class M1, 1.5513% 8/25/32 (h)	22,797	11,945
Series 2003-NC1 Class M1, 2.0463% 11/25/32 (h)	146,571	92,188
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.5713% 4/25/37 (h)	30,286	25,673
National Collegiate Student Loan Trust:
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	1,750,000	110,469
Series 2006-3 Class A1, 0.5013% 9/25/19 (h)	557,351	486,711
Series 2006-4 Class A1, 0.5013% 3/25/25 (h)	418,165	341,372
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5513% 1/25/34 (h)	$ 419,429	$ 275,050
Series 2005-4 Class M2, 0.9813% 9/25/35 (h)	503,000	178,510
Series 2005-D Class M2, 0.9413% 2/25/36 (h)	105,000	31,774
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	105,122	102,558
Series 2006-HE2 Class A2, 0.5913% 3/25/36 (h)	342,112	335,965
Ocala Funding LLC Series 2006-1A Class A, 1.9075% 3/20/11 (b)(h)	414,000	165,600
Option One Mortgage Loan Trust Series 2004-3 Class M3, 1.1213% 11/25/34 (h)	121,000	72,544
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1513% 9/25/34 (h)	98,000	45,001
Class M3, 1.7213% 9/25/34 (h)	188,000	39,277
Class M4, 1.9213% 9/25/34 (h)	241,000	8,044
Series 2004-WCW2 Class M3, 1.0213% 7/25/35 (h)	141,000	11,734
Series 2004-WHQ2 Class M1, 1.0613% 2/25/35 (h)	410,000	258,956
Series 2004-WWF1:
Class M2, 1.1513% 2/25/35 (h)	566,000	334,010
Class M3, 1.2113% 2/25/35 (h)	70,000	28,901
Series 2005-WCH1:
Class M2, 0.9913% 1/25/35 (h)	1,972,000	835,788
Class M3, 1.0313% 1/25/35 (h)	168,000	53,509
Class M4, 1.3013% 1/25/35 (h)	520,000	62,689
Series 2005-WHQ2 Class M7, 1.7213% 5/25/35 (h)	1,081,000	50,829
Pinnacle Capital Asset Trust Series 2006-A Class C, 5.77% 5/25/10 (b)	27,744	27,645
Providian Master Note Trust:
Series 2006-B1A Class B1, 5.35% 3/15/13 (b)	4,570,000	4,272,509
Series 2006-C1A Class C1, 1.745% 3/16/15 (b)(h)	1,279,000	729,030
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5413% 2/25/37 (h)	990,941	867,808
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2713% 4/25/33 (h)	1,796	1,321
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2663% 3/25/35 (h)	666,000	348,121

	Principal Amount	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.6575% 3/20/19 (b)(h)	$ 398,812	$ 319,049
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (h)	448,000	358,400
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 1.375% 8/15/11 (b)(h)	609,000	517,650
Class C, 1.575% 8/15/11 (b)(h)	278,000	208,500
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.0713% 8/25/34 (h)	86,232	59,756
Series 2003-BC4 Class M1, 1.0713% 11/25/34 (h)	685,000	335,756
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6213% 9/25/34 (h)	55,245	26,185
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8313% 2/25/34 (h)	48,282	21,252
Series 2007-BC4 Class A3, 1.645% 11/25/37 (h)	6,980,877	5,890,660
Series 2007-GEL1 Class A2, 0.6613% 1/25/37 (b)(h)	461,000	153,667
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 1.295% 9/15/11 (h)	1,852,000	1,389,000
Class B, 1.475% 9/15/11 (h)	1,385,000	831,000
Series 2007-AE1:
Class A, 1.295% 1/15/12 (h)	345,000	258,750
Class B, 1.495% 1/15/12 (h)	300,000	180,000
Class C, 1.795% 1/15/12 (h)	372,000	111,600
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.645% 3/15/11 (b)(h)	5,380,000	3,497,000
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 1.295% 6/15/12 (h)	1,012,000	759,000
Class B, 1.415% 6/15/12 (h)	2,515,000	1,643,372
Class C, 1.695% 6/15/12 (h)	1,500,000	825,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9013% 9/25/34 (h)	10,148	7,243
Series 2003-6HE Class A1, 0.9413% 11/25/33 (h)	12,837	9,792
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 1.2913% 5/16/11 (b)(h)	997,000	882,187
Asset-Backed Securities - continued
	Principal Amount	Value
Turquoise Card Backed Securities PLC: - continued
Series 2006-2:
Class B, 1.345% 10/17/11 (h)	$ 1,206,000	$ 995,180
Class C, 1.545% 10/17/11 (h)	1,133,000	867,860
Series 2007-1 Class C, 1.565% 6/15/12 (h)	1,292,000	788,217
Wachovia Auto Loan Owner Trust Series 2006-2A Class A4, 5.23% 3/20/12 (b)	4,000,000	3,841,680
WaMu Master Note Trust:
Series 2006-A3A Class A3, 1.225% 9/16/13 (b)(h)	1,935,000	1,548,000
Series 2006-C2A Class C2, 1.695% 8/15/15 (b)(h)	2,465,000	1,281,800
Series 2006-C3A Class C3A, 1.575% 10/15/13 (b)(h)	1,725,000	1,207,500
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	1,665,000	1,282,050
Series 2007-C1 Class C1, 1.595% 5/15/14 (b)(h)	1,501,000	900,600
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	14,432	14,241
Whinstone Capital Management Ltd. Series 1A Class B3, 4.435% 10/25/44 (b)(h)	630,180	94,527
World Omni Auto Receivables Trust:
Series 2006-A Class A3, 5.01% 10/15/10	173,515	173,431
Series 2007-B Class A2B, 1.515% 2/16/10 (h)	11,527	11,515
TOTAL ASSET-BACKED SECURITIES (Cost $160,437,028)		129,674,386
Collateralized Mortgage Obligations - 4.7%

Private Sponsor - 2.0%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 2.5388% 2/17/52 (b)(h)	236,000	177,000
Series 2006-2A:
Class 2B, 2.2688% 2/17/52 (b)(h)	830,000	763,434
Class 2M, 2.3488% 2/17/52 (b)(h)	564,000	494,340
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 5.2488% 4/12/56 (b)(h)	552,349	372,553
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8767% 4/10/49 (h)	485,000	69,113
Class C, 5.8767% 4/10/49 (h)	1,290,000	170,925
Class D, 5.8767% 4/10/49 (h)	650,000	79,625

	Principal Amount	Value
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.6029% 12/25/33 (h)	$ 23,866	$ 19,235
Series 2004-B Class 1A1, 6.433% 3/25/34 (h)	26,545	21,617
Series 2004-C Class 1A1, 5.9641% 4/25/34 (h)	51,413	41,918
Series 2004-J Class 2A1, 4.7591% 11/25/34 (h)	1,425,590	1,154,664
Series 2005-E Class 2A7, 4.6146% 6/25/35 (h)	2,680,000	1,497,197
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7513% 1/25/35 (h)	1,106,625	529,351
Series 2005-2 Class 1A1, 0.7213% 3/25/35 (h)	205,991	107,891
Series 2005-5 Class 1A1, 0.6913% 7/25/35 (h)	265,404	174,606
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (h)	719,066	587,979
Series 2007-A2 Class 2A1, 5.0851% 7/25/37 (h)	387,541	313,648
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2989% 12/10/49 (h)	7,310,000	4,663,550
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.391% 8/25/34 (h)	3,562,964	2,788,293
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8713% 5/25/33 (h)	40,521	37,526
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.6981% 1/19/34 (h)	8,007,115	6,492,055
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8713% 1/25/34 (h)	20,887	10,664
Series 2004-2 Class 7A3, 0.8713% 2/25/35 (h)	46,425	23,403
Series 2004-4 Class 5A2, 0.8713% 3/25/35 (h)	10,968	4,139
Series 2005-1 Class 5A2, 0.8013% 5/25/35 (h)	169,647	83,232
Series 2005-10:
Class 5A1, 0.7313% 1/25/36 (h)	267,807	147,661
Class 5A2, 0.7913% 1/25/36 (h)	120,653	66,589
Series 2005-2:
Class 6A2, 0.7513% 6/25/35 (h)	43,445	22,061
Class 6M2, 0.9513% 6/25/35 (h)	519,000	121,688
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-3 Class 8A2, 0.7113% 7/25/35 (h)	$ 203,738	$ 122,241
Series 2005-4 Class 7A2, 0.7013% 8/25/35 (h)	63,785	32,012
Series 2005-8 Class 7A2, 0.7513% 11/25/35 (h)	157,213	92,445
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2113% 5/25/34 (h)	7,985	4,477
Series 2004-AR5 Class 11A2, 1.2113% 6/25/34 (h)	12,580	6,506
Series 2004-AR6 Class 9A2, 1.2113% 10/25/34 (h)	57,034	28,553
Series 2004-AR7 Class 6A2, 1.2313% 8/25/34 (h)	17,838	8,386
Series 2004-AR8 Class 8A2, 0.8513% 9/25/34 (h)	10,966	6,074
Series 2007-AR7 Class 2A1, 4.5867% 11/25/34 (h)	1,355,070	1,122,313
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6313% 3/25/37 (h)	1,210,000	632,853
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.6713% 9/19/36 (h)	268,538	222,419
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (h)	20,520	12,072
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 4.6625% 10/18/54 (b)(h)	1,007,000	758,677
Class C2, 4.9725% 10/18/54 (b)(h)	337,000	171,505
Class M2, 4.7525% 10/18/54 (b)(h)	579,000	427,315
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 2.6875% 11/20/56 (b)(h)	863,000	388,532
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.2888% 10/11/41 (b)(h)	1,097,000	818,169
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 0.6075% 12/20/54 (h)	1,713,523	942,438

	Principal Amount	Value
Series 2006-1A:
Class A5, 0.5775% 12/20/54 (b)(h)	$ 278,104	$ 152,957
Class C2, 1.1075% 12/20/54 (b)(h)	2,117,000	317,550
Series 2006-2 Class C1, 0.9775% 12/20/54 (h)	1,885,000	282,750
Series 2006-3 Class C2, 1.0075% 12/20/54 (h)	396,000	59,400
Series 2006-4:
Class B1, 0.5975% 12/20/54 (h)	1,059,000	370,650
Class C1, 0.8875% 12/20/54 (h)	647,000	97,050
Class M1, 0.6775% 12/20/54 (h)	279,000	69,750
Series 2007-1:
Class 1C1, 0.8075% 12/20/54 (h)	654,000	98,100
Class 1M1, 0.6575% 12/20/54 (h)	425,000	106,250
Class 2C1, 0.9375% 12/20/54 (h)	298,000	44,700
Class 2M1, 0.7575% 12/20/54 (h)	546,000	136,500
Series 2007-2 Class 2C1, 1.3913% 12/17/54 (h)	757,000	113,550
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 5.9525% 1/20/44 (h)	151,584	37,896
Series 2004-3 Class 2A1, 1.665% 9/20/44 (h)	196,495	108,072
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8355% 4/25/35 (h)	1,474,797	1,171,511
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.8013% 5/19/35 (h)	151,374	70,504
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 5.1425% 7/15/40 (b)(h)	215,000	150,500
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6013% 4/25/37 (h)	695,432	511,340
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9213% 10/25/34 (h)	57,579	34,799
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2113% 3/25/35 (h)	94,480	55,459
Series 2005-1:
Class M4, 1.2213% 4/25/35 (h)	11,168	1,878
Class M5, 1.2413% 4/25/35 (h)	11,168	893
Class M6, 1.2913% 4/25/35 (h)	17,966	2,609
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-3 Class A1, 0.7113% 8/25/35 (h)	$ 223,039	$ 108,215
Series 2005-4 Class 1B1, 2.695% 5/25/35 (h)	70,282	3,778
Series 2005-6 Class 1M3, 1.0813% 10/25/35 (h)	61,150	6,115
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	6,230,000	3,831,647
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.6137% 12/25/34 (h)	1,132,429	894,670
Series 2006-A2 Class 5A1, 5.1517% 11/25/33 (h)	1,699,680	1,281,593
Series 2007-A1 Class 1A1, 4.1956% 7/25/35 (h)	728,148	540,831
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8613% 9/26/45 (b)(h)	183,465	91,854
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7413% 3/25/35 (h)	26,253	16,266
Series 2007-3 Class 22A2, 0.6813% 5/25/47 (h)	502,000	192,091
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	392,688	306,051
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6413% 2/25/37 (h)	638,579	258,058
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 1.385% 6/15/22 (b)(h)	449,000	291,850
Class D, 1.395% 6/15/22 (b)(h)	173,000	100,340
Class E, 1.405% 6/15/22 (b)(h)	276,000	138,000
Class F, 1.435% 6/15/22 (b)(h)	498,000	224,100
Class G, 1.505% 6/15/22 (b)(h)	103,000	41,200
Class H, 1.525% 6/15/22 (b)(h)	207,000	62,100
Class J, 1.565% 6/15/22 (b)(h)	242,000	48,400
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.8613% 3/25/28 (h)	79,393	46,704
Series 2003-B Class A1, 0.8113% 4/25/28 (h)	84,943	49,595
Series 2003-D Class A, 0.7813% 8/25/28 (h)	71,767	45,796
Series 2003-E Class A2, 3.4325% 10/25/28 (h)	118,346	70,506

	Principal Amount	Value
Series 2003-F Class A2, 3.805% 10/25/28 (h)	$ 101,343	$ 64,178
Series 2004-A Class A2, 3.715% 4/25/29 (h)	110,665	68,394
Series 2004-B Class A2, 3.0788% 6/25/29 (h)	86,842	51,484
Series 2004-C Class A2, 3.1088% 7/25/29 (h)	97,460	62,820
Series 2004-D Class A2, 3.4625% 9/25/29 (h)	83,581	52,357
Series 2004-E:
Class A2B, 3.825% 11/25/29 (h)	194,813	122,014
Class A2D, 4.015% 11/25/29 (h)	28,284	18,075
Series 2004-G Class A2, 3.48% 11/25/29 (h)	94,016	53,930
Series 2005-A Class A2, 3.3525% 2/25/30 (h)	91,182	57,404
Series 2005-B Class A2, 2.7988% 7/25/30 (h)	278,454	164,136
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	4,570,000	3,083,650
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8413% 12/25/34 (h)	102,793	67,332
Class A2, 0.9213% 12/25/34 (h)	139,350	96,817
Series 2005-2 Class 1A1, 0.7313% 5/25/35 (h)	116,566	77,043
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7613% 7/25/35 (h)	1,169,684	585,084
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7713% 3/25/37 (h)	861,000	39,546
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (h)	723,000	467,917
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.1525% 7/17/42 (h)	189,000	132,300
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6104% 10/25/35 (h)	2,070,188	1,695,299
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 4.175% 7/10/35 (b)(h)	498,383	198,107
Series 2003-CB1:
Class B3, 3.275% 6/10/35 (b)(h)	388,678	169,658
Class B4, 3.475% 6/10/35 (b)(h)	746,938	306,319
Class B5, 4.075% 6/10/35 (b)(h)	510,351	218,635
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2003-CB1:
Class B6, 4.575% 6/10/35 (b)(h)	$ 300,803	$ 121,194
Series 2004-A:
Class B4, 3.025% 2/10/36 (b)(h)	283,079	90,698
Class B5, 3.525% 2/10/36 (b)(h)	189,027	56,689
Series 2004-B Class B4, 2.925% 2/10/36 (b)(h)	122,745	31,521
Series 2004-C:
Class B4, 2.775% 9/10/36 (b)(h)	157,960	41,638
Class B5, 3.175% 9/10/36 (b)(h)	176,654	40,330
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5713% 9/25/46 (h)	652,392	489,624
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	89,691	58,660
Series 2004-SL2 Class A1, 6.5% 10/25/16	150,139	129,435
Series 2005-AR5 Class 1A1, 5.381% 9/19/35 (h)	89,976	73,723
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9213% 6/25/33 (b)(h)	104,325	78,309
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5713% 2/25/36 (b)(h)	36,910	35,506
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (h)	160,572	97,884
Series 2004-1 Class A, 3.3844% 2/20/34 (h)	56,966	36,351
Series 2004-10 Class A4, 4.5188% 11/20/34 (h)	82,201	49,329
Series 2004-12 Class 1A2, 3.4838% 1/20/35 (h)	253,639	151,674
Series 2004-3 Class A, 3.635% 5/20/34 (h)	78,948	48,163
Series 2004-4 Class A, 4.4388% 5/20/34 (h)	306,361	191,461
Series 2004-5 Class A3, 2.1438% 6/20/34 (h)	116,326	76,685
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (h)	90,314	58,292
Class A3B, 3.6338% 7/20/34 (h)	17,235	10,596

	Principal Amount	Value
Series 2004-7:
Class A3A, 3.4094% 8/20/34 (h)	$ 90,046	$ 54,836
Class A3B, 3.6344% 7/20/34 (h)	11,076	6,453
Series 2004-8 Class A2, 3.5063% 9/20/34 (h)	229,197	139,832
Series 2005-1 Class A2, 3.3344% 2/20/35 (h)	149,562	92,535
Series 2005-2 Class A2, 3.3863% 3/20/35 (h)	190,735	117,968
Series 2005-3 Class A1, 0.7075% 5/20/35 (h)	92,118	49,190
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 0.8713% 9/25/33 (b)(h)	34,471	27,959
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1.595% 9/25/36 (h)	1,153,000	599,568
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 0.5513% 9/25/46 (h)	72,226	68,692
Series 2006-AR7 Class C1B1, 0.5313% 7/25/46 (h)	32,971	31,424
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5296% 6/25/34 (h)	1,538,192	1,227,698
Series 2005-AR10 Class 2A2, 4.2321% 6/25/35 (h)	4,250,646	3,236,719
Series 2005-AR12 Class 2A6, 4.3586% 7/25/35 (h)	5,398,442	4,096,094
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (h)	1,309,149	996,085
Series 2005-AR4 Class 2A2, 4.5368% 4/25/35 (h)	2,862,463	2,201,994
TOTAL PRIVATE SPONSOR		62,244,680
U.S. Government Agency - 2.7%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,997,814	3,101,867
Series 1999-57 Class PH, 6.5% 12/25/29	2,043,113	2,119,708
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.7213% 10/25/35 (h)	2,206,500	2,137,809
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	2,405,185	2,475,599
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2002-9 Class PC, 6% 3/25/17	$ 361,198	$ 372,544
Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	11,492,788
Class KD, 4.5% 7/25/18	2,625,000	2,681,142
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	165,277	166,323
Series 2004-86 Class KC, 4.5% 5/25/19	780,672	791,411
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	9,346,254	9,576,207
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,947,381
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,329,535
Series 2702 Class WB, 5% 4/15/17	2,302,431	2,352,559
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,577,487
Series 2885 Class PC, 4.5% 3/15/18	2,560,000	2,630,241
Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,962,479
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,590,120
sequential payer:
Series 2508 Class CK, 5% 10/15/17	10,000,000	10,254,837
Series 2528 Class HN, 5% 11/15/17	3,195,000	3,274,261
Series 2750 Class ZT, 5% 2/15/34	2,469,097	2,370,602
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 33.96% 6/16/37 (h)(j)	235,481	330,396
TOTAL U.S. GOVERNMENT AGENCY		86,535,296
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $174,542,050)		148,779,976
Commercial Mortgage Securities - 7.7%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0652% 2/14/43 (h)	$ 1,435,000	$ 1,375,576
Class A3, 7.1152% 2/14/43 (h)	1,545,000	1,478,639
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.911% 5/10/45 (h)	2,100,000	1,499,029
Series 2006-5:
Class A2, 5.317% 9/10/47	8,745,000	7,112,168
Class A3, 5.39% 9/10/47	1,985,000	1,375,785
Series 2007-2 Class A1, 5.421% 1/10/12	1,933,030	1,788,966
Series 2007-3 Class A3, 5.8375% 6/10/49 (h)	6,100,000	3,982,816
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	3,372,516	3,163,671
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,221,995
Series 2001-3 Class H, 6.562% 4/11/37 (b)	4,889,139	4,536,625
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 1.665% 3/15/22 (b)(h)	217,000	131,741
Class G, 1.725% 3/15/22 (b)(h)	141,000	83,148
Series 2006-BIX1:
Class F, 1.505% 10/15/19 (b)(h)	558,000	371,628
Class G, 1.525% 10/15/19 (b)(h)	380,000	246,620
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 1.0513% 12/25/33 (b)(h)	223,301	186,457
Series 2004-1:
Class A, 0.8313% 4/25/34 (b)(h)	692,043	511,697
Class B, 2.3713% 4/25/34 (b)(h)	54,385	22,026
Class M1, 1.0313% 4/25/34 (b)(h)	44,314	28,028
Class M2, 1.6713% 4/25/34 (b)(h)	39,710	21,741
Series 2004-2:
Class A, 0.9013% 8/25/34 (b)(h)	642,323	488,165
Class M1, 1.0513% 8/25/34 (b)(h)	83,877	55,359
Series 2004-3:
Class A1, 0.8413% 1/25/35 (b)(h)	962,563	720,574
Class A2, 0.8913% 1/25/35 (b)(h)	125,295	91,854
Class M1, 0.9713% 1/25/35 (b)(h)	128,243	83,679
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class M2, 1.4713% 1/25/35 (b)(h)	$ 82,916	$ 46,226
Series 2005-2A:
Class A1, 0.7813% 8/25/35 (b)(h)	546,688	420,950
Class M1, 0.9013% 8/25/35 (b)(h)	40,535	26,429
Class M2, 0.9513% 8/25/35 (b)(h)	66,669	46,602
Class M3, 0.9713% 8/25/35 (b)(h)	36,801	23,457
Class M4, 1.0813% 8/25/35 (b)(h)	34,135	21,280
Series 2005-3A:
Class A1, 0.7913% 11/25/35 (b)(h)	298,215	197,925
Class A2, 0.8713% 11/25/35 (b)(h)	193,234	132,848
Series 2005-4A:
Class A2, 0.8613% 1/25/36 (b)(h)	1,095,635	747,771
Class M1, 0.9213% 1/25/36 (b)(h)	229,245	132,962
Class M2, 0.9413% 1/25/36 (b)(h)	69,158	37,518
Class M3, 0.9713% 1/25/36 (b)(h)	100,535	51,524
Series 2006-1 Class A2, 0.8313% 4/25/36 (b)(h)	109,794	72,244
Series 2006-2A:
Class A1, 0.7013% 7/25/36 (b)(h)	1,070,516	770,986
Class A2, 0.7513% 7/25/36 (b)(h)	96,629	69,593
Class M1, 0.7813% 7/25/36 (b)(h)	101,461	62,551
Class M2, 0.8013% 7/25/36 (b)(h)	71,782	42,861
Class M6, 1.0113% 7/25/36 (b)(h)	73,162	38,074
Series 2006-3A:
Class M5, 0.9513% 10/25/36 (b)(h)	83,225	29,961
Class M6, 1.0313% 10/25/36 (b)(h)	162,524	52,008
Series 2006-4A:
Class A1, 0.7013% 12/25/36 (b)(h)	604,041	410,869
Class A2, 0.7413% 12/25/36 (b)(h)	1,346,215	934,004
Class M1, 0.7613% 12/25/36 (b)(h)	97,552	62,628

	Principal Amount	Value
Series 2007-1:
Class A2, 0.7413% 3/25/37 (b)(h)	$ 251,522	$ 167,262
Class B3, 3.8213% 3/25/37 (b)(h)	160,426	46,524
Series 2007-2A:
Class A1, 0.7413% 7/25/37 (b)(h)	223,541	154,243
Class A2, 0.7913% 7/25/37 (b)(h)	209,234	136,002
Class B1, 2.0713% 7/25/37 (b)(h)	196,716	60,982
Class B2, 2.7213% 7/25/37 (b)(h)	169,891	39,075
Class B3, 3.8213% 7/25/37 (b)(h)	192,245	41,333
Class M2, 0.8813% 7/25/37 (b)(h)	116,241	55,215
Class M3, 0.9613% 7/25/37 (b)(h)	116,241	51,146
Class M4, 1.1213% 7/25/37 (b)(h)	245,895	95,899
Class M5, 1.2213% 7/25/37 (b)(h)	219,070	81,056
Class M6, 1.4713% 7/25/37 (b)(h)	272,720	91,361
Series 2007-3:
Class A2, 0.7613% 7/25/37 (b)(h)	372,565	276,742
Class B1, 1.4213% 7/25/37 (b)(h)	172,194	81,982
Class B2, 2.0713% 7/25/37 (b)(h)	604,372	287,802
Class B3, 4.4713% 7/25/37 (b)(h)	232,625	106,729
Class M1, 0.7813% 7/25/37 (b)(h)	152,627	88,600
Class M2, 0.8113% 7/25/37 (b)(h)	160,454	90,047
Class M3, 0.8413% 7/25/37 (b)(h)	350,650	185,038
Class M4, 0.9713% 7/25/37 (b)(h)	554,152	289,988
Class M5, 1.0713% 7/25/37 (b)(h)	207,416	106,508
Class M6, 1.2713% 7/25/37 (b)(h)	156,540	79,460
Series 2007-4A:
Class B1, 3.0213% 9/25/37 (b)(h)	266,731	77,352
Class B2, 3.9213% 9/25/37 (b)(h)	1,303,302	364,924
Class M4, 2.0713% 9/25/37 (b)(h)	859,057	298,179
Class M5, 2.2213% 9/25/37 (b)(h)	859,057	270,431
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M6, 2.4213% 9/25/37 (b)(h)	$ 859,057	$ 248,869
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(i)	2,055,780	32,892
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 1.635% 3/15/19 (b)(h)	284,000	224,467
Class H, 1.845% 3/15/19 (b)(h)	191,000	76,400
Class J, 2.045% 3/15/19 (b)(h)	143,000	57,200
Series 2007-BBA8:
Class D, 1.445% 3/15/22 (b)(h)	147,000	120,518
Class E, 1.495% 3/15/22 (b)(h)	763,000	594,010
Class F, 1.545% 5/15/22 (b)(h)	468,000	357,845
Class G, 1.595% 3/15/22 (b)(h)	120,000	90,121
Class H, 1.745% 3/15/22 (b)(h)	147,000	66,150
Class J, 1.895% 3/15/22 (b)(h)	147,000	58,800
sequential payer Series 2007-PW16 Class AM, 5.7129% 6/11/40	1,898,000	876,505
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	1,430,207
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,749,303	1,605,953
Class X2, 0.3676% 2/11/44 (b)(h)(i)	140,113,271	1,678,291
Series 2007-PW16:
Class B, 5.713% 6/11/40 (b)	1,405,000	266,950
Class C, 5.713% 6/11/40 (b)	1,170,000	222,300
Class D, 5.713% 6/11/40 (b)	1,170,000	210,600
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(h)	1,345,000	1,310,203
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,327,258	4,316,656
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 1.525% 11/15/36 (b)(h)	156,000	59,280
Class H, 1.565% 11/15/36 (b)(h)	125,000	45,000
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	2,844,216
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	5,756,360	5,272,964
Series 2007-FL3A Class A2, 1.335% 4/15/22 (b)(h)	2,595,000	1,297,500
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	3,942,319

	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 1.505% 4/15/17 (b)(h)	$ 335,000	$ 183,245
Class E, 1.565% 4/15/17 (b)(h)	107,000	57,994
Class F, 1.605% 4/15/17 (b)(h)	60,000	30,420
Class G, 1.745% 4/15/17 (b)(h)	60,000	31,020
Class H, 1.815% 4/15/17 (b)(h)	60,000	30,709
Class J, 2.045% 4/15/17 (b)(h)	46,000	22,974
Series 2005-FL11:
Class F, 1.645% 11/15/17 (b)(h)	136,998	65,906
Class G, 1.695% 11/15/17 (b)(h)	94,577	44,113
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,346,639
Series 2004-LBN2 Class X2, 0.9709% 3/10/39 (b)(h)(i)	5,610,725	83,460
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	3,885,000	3,096,191
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	3,703,492
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	2,750,000	1,979,502
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	3,003,394	3,000,993
Series 2000-C1 Class A2, 7.545% 4/15/62	1,222,370	1,223,771
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,031,560	1,918,924
Class A4, 4.75% 1/15/37	3,035,000	2,609,827
Series 1997-C2 Class D, 7.27% 1/17/35	563,592	562,608
Series 1998-C1:
Class C, 6.78% 5/17/40	1,178,434	1,174,835
Class D, 7.17% 5/17/40	595,000	592,885
Series 2001-CKN5 Class AX, 0.8989% 9/15/34 (b)(h)(i)	25,322,153	905,596
Series 2002-CP3 Class G, 6.639% 7/15/35 (b)	250,000	131,148
Series 2004-C1 Class ASP, 1.1034% 1/15/37 (b)(h)(i)	23,854,040	394,305
Series 2006-C1 Class A3, 5.711% 2/15/39 (h)	3,895,000	2,893,440
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 1.345% 2/15/22 (b)(h)	3,470,000	1,214,500
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater:
Series 2007-TFL1:
Class C:
1.365% 2/15/22 (b)(h)	$ 657,000	$ 197,100
1.465% 2/15/22 (b)(h)	234,000	58,500
Class F, 1.515% 2/15/22 (b)(h)	469,000	103,180
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,163,279	1,091,601
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class H, 1.925% 4/15/21 (b)(h)	154,000	30,800
Class J, 1.995% 4/15/21 (b)(h)	102,000	17,340
Class K, 2.395% 4/15/21 (b)(h)	512,000	76,800
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,342,004	3,345,012
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	3,720,000	2,772,695
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	1,663,337	1,668,662
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 2.08% 11/5/21 (b)(h)	3,490,000	1,954,400
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,680,000	1,630,695
Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	9,543,982
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,628,020	1,531,878
Series 2006-GG7 Class A3, 6.1101% 7/10/38	3,460,000	2,548,491
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 2.1163% 6/6/20 (b)(h)	405,000	271,350
Class D, 2.1563% 6/6/20 (b)(h)	1,115,000	724,750
Class E, 2.2463% 6/6/20 (b)(h)	2,220,000	1,376,400
Class F, 2.3163% 6/6/20 (b)(h)	294,000	167,580
Series 2007-EOP:
Class C, 2.4975% 3/1/20 (b)(h)	1,335,000	854,400
Class D, 2.5475% 3/1/20 (b)(h)	400,000	256,000
Class E, 2.6175% 3/1/20 (b)(h)	670,000	428,800
Class F, 2.6575% 3/1/20 (b)(h)	335,000	201,000
Class G, 2.6975% 3/1/20 (b)(h)	165,000	99,000
Class H, 2.8275% 3/1/20 (b)(h)	275,000	165,000
Class J, 3.0275% 3/1/20 (b)(h)	395,000	237,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,479,428
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	3,030,000	2,833,573

	Principal Amount	Value
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	$ 1,922,259	$ 1,553,884
Class A2, 5.778% 8/10/45	5,055,000	3,945,877
Class A4, 5.9932% 8/10/45 (h)	3,965,000	2,877,228
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 1.475% 11/15/18 (b)(h)	115,096	55,246
Class F, 1.525% 11/15/18 (b)(h)	172,644	81,143
Class G, 1.555% 11/15/18 (b)(h)	150,409	67,684
Class H, 1.695% 11/15/18 (b)(h)	115,096	49,491
sequential payer:
Series 2006-CB14 Class A3B, 5.6701% 12/12/44 (h)	4,625,000	3,153,867
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	5,840,000	4,203,644
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,898,000	1,440,610
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	5,105,000	3,283,403
Series 2007-LDP10 Class A1, 5.122% 1/15/49	1,081,764	1,013,335
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	2,683,648
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,115,000	3,209,526
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	143,450
Class C, 5.7462% 2/12/49	1,971,000	374,490
Class D, 5.7462% 2/12/49	2,075,000	352,750
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	1,725,000	327,750
Class CS, 5.466% 1/15/49 (h)	745,000	126,650
Class ES, 5.5456% 1/15/49 (b)(h)	4,663,000	559,560
LB Commercial Conduit Mortgage Trust Series 2007-C3:
Class F, 6.1355% 7/15/44 (h)	1,815,000	271,413
Class G, 6.1355% 7/15/44 (b)(h)	3,200,000	455,720
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,087,136	2,096,157
Series 2001-C3 Class A1, 6.058% 6/15/20	769,253	758,794
Series 2005-C3 Class A2, 4.553% 7/15/30	1,702,230	1,575,923
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,389,541
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	3,340,000	2,755,008
Series 2006-C7 Class A1, 5.279% 11/15/38	686,600	648,804
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	$ 945,833	$ 895,068
Class A3, 5.398% 2/15/40	5,000,000	3,287,040
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,757,446
Series 2007-C2 Class AM, 5.493% 2/15/40 (h)	1,898,000	859,265
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	3,860,000	3,403,589
Class C, 4.13% 11/20/37 (b)	3,760,000	2,449,879
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 1.535% 9/15/21 (b)(h)	402,971	229,693
Class G, 1.555% 9/15/21 (b)(h)	795,609	445,541
Class H, 1.595% 9/15/21 (b)(h)	204,773	112,625
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	298,823	287,299
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,160,000	2,028,853
Series 2007-C1 Class A4, 6.0226% 6/12/50 (h)	3,796,000	2,714,660
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 12/12/11	805,633	747,934
Class A3, 5.364% 8/12/48	4,298,000	2,670,261
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	3,811,347
Series 2007-7 Class B, 5.75% 6/12/50	770,000	211,211
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 2.395% 7/15/19 (b)(h)	261,000	26,100
Series 2007-XCLA Class A1, 1.395% 7/17/17 (b)(h)	967,470	386,988
Series 2007-XLCA Class B, 1.4613% 7/17/17 (b)(h)	548,938	54,894
Series 2007-XLFA:
Class D, 1.385% 10/15/20 (b)(h)	235,000	72,718
Class E, 1.445% 10/15/20 (b)(h)	294,000	76,922
Class F, 1.495% 10/15/20 (b)(h)	176,000	39,151
Class G, 1.535% 10/15/20 (b)(h)	218,000	40,184
Class H, 1.625% 10/15/20 (b)(h)	137,000	16,141
Class J, 1.775% 10/15/20 (b)(h)	157,000	78,059
Class NHRO, 2.085% 10/15/20 (b)(h)	93,109	9,311

	Principal Amount	Value
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	$ 1,324,911	$ 1,259,574
Series 2006-HQ10 Class A1, 5.131% 11/12/41	3,421,729	3,242,090
Series 2006-T23 Class A1, 5.682% 8/12/41	1,016,994	966,637
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (h)	4,785,000	3,198,075
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,631,706	1,499,066
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	3,434,344	3,164,239
Class AM, 5.8767% 4/15/49 (h)	1,898,000	833,355
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	6,906,377
Series 2005-IQ9 Class X2, 1.1684% 7/15/56 (b)(h)(i)	23,309,526	519,709
Series 2007-HQ12 Class A2, 5.6322% 4/12/49 (h)	4,920,000	3,701,590
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	428,606
Series 2007-XLC1:
Class C, 1.5613% 7/17/17 (b)(h)	749,610	67,465
Class D, 1.6613% 7/17/17 (b)(h)	352,629	28,210
Class E, 1.7613% 7/17/17 (b)(h)	286,466	20,053
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,575,935	2,060,748
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9413% 3/24/18 (b)(h)	73,606	60,357
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 2.395% 1/15/18 (b)(h)	449,000	336,750
Series 2006-WL7A:
Class E, 1.475% 9/15/21 (b)(h)	491,000	255,320
Class F, 1.7625% 8/11/18 (b)(h)	661,000	297,450
Class G, 1.7825% 8/11/18 (b)(h)	626,000	250,400
Class J, 2.0225% 8/11/18 (b)(h)	139,000	48,650
Class X1A, 0.0239% 9/15/21 (b)(h)(i)	996,986	46
Series 2007-WHL8:
Class AP2, 1.995% 6/15/20 (b)(h)	53,945	25,894
Class F, 1.675% 6/15/20 (b)(h)	1,046,000	460,240
Class LXR2, 1.995% 6/15/20 (b)(h)	713,442	356,721
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	$ 1,599,262	$ 1,532,410
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	856,131	814,645
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	4,653,871
Class A4, 5.305% 12/15/43	3,240,000	2,092,593
Class A5, 5.342% 12/15/43	3,796,000	2,698,429
Series 2007-C31 Class A1, 5.14% 4/15/47	1,017,814	957,484
Series 2007-C32 Class A2, 5.9241% 6/15/49 (h)	1,255,000	981,526
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	3,010,000	2,336,766
Series 2007-C30 Class E, 5.553% 12/15/43 (h)	6,257,000	500,560
Series 2007-C31:
Class AM, 5.591% 4/15/47	1,898,000	863,122
Class C, 5.8824% 4/15/47 (h)	2,455,000	270,050
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $347,945,817)	244,759,121
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 5.875% 1/15/14 (Cost $1,643,514)	1,665,000	1,702,463
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	350,000	311,689
6.875% 3/15/12	225,000	217,669
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $571,060)		529,358
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $3,520,000)	3,520,000	2,384,514
Cash Equivalents - 5.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Government Obligations) # (Cost $178,599,000)	$ 178,599,480	$ 178,599,000
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $3,636,955,960)	3,356,574,392
NET OTHER ASSETS - (6.1)%	(193,713,595)
NET ASSETS - 100%	$ 3,162,860,797
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35 (Rating-Ba1) (f)	Nov. 2035	$ 1,900,000	(1,768,161)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Baa1) (f)	Nov. 2034	465,000	(187,806)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-B1) (f)

	Dec. 2034	$ 245,904	$ (230,515)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-Caa2) (f)	Oct. 2034	439,482	(420,058)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35 (Rating-Caa3) (f)	March 2035	507,247	(483,499)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (f)	May 2033	465,000	(241,714)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-B1) (f)

	Dec. 2034	$ 427,179	$ (400,446)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34 (Rating-B1) (f)	Dec. 2034	307,967	(287,347)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34 (Rating-B2) (f)	Oct. 2034	151,744	(137,356)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional anount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34 (Rating-Baa3) (f)	August 2034	199,947	(184,400)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-Caa2) (f)

	Oct. 2034	$ 439,482	$ (419,889)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-Baa3) (f)	Sept. 2034	135,917	(124,703)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	3,000,000	(2,865,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	2,600,000	(2,483,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	3,100,000	(2,960,500)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)

	Sept. 2037	$ 1,500,000	$ (1,432,500)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	August 2037	4,400,000	(4,202,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	August 2037	1,600,000	(1,528,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (g)	Sept. 2037	4,600,000	(4,393,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-A3) (f)	August 2034	119,800	(82,955)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (f)

	Oct. 2034	$ 172,436	$ (101,976)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (f)	June 2035	640,000	(605,551)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (f)	March 2034	253,837	(220,329)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-Ba2) (f)	Feb. 2034	4,841	(4,626)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (f)	April 2032	40,946	(38,782)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35 (Rating-C) (f)

	June 2035	$ 770,000	$ (732,501)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (f)	June 2035	1,900,000	(1,798,593)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (f)	June 2035	600,000	(567,480)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35 (Rating-C) (f)	Oct. 2036	2,000,000	(1,917,339)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (f)	Sept. 2010	1,900,000	(114,589)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27 (Rating-Baa2) (f)

	March 2009	$ 1,400,000	$ (8,430)
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (f)	May 2011	4,290,000	(193,663)
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (f)	May 2011	2,260,000	(101,240)
TOTAL CREDIT DEFAULT SWAPS		$ 42,836,729	$ (31,237,948)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	489,842
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	434,200

	Expiration Date	Notional mount	Value
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	$ 11,825,000	$ 1,725,471
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	71,168,000	3,351,038
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	24,935,000	4,074,102
Receive semi-annually a fixed rate equal to 4.49% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2010	1,500,000	96,805
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2010	1,000,000	64,588
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	2,144,016
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	4,437,242
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.31% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	$ 105,000,000	$ 9,016,088
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	1,278,668
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	2,815,654
TOTAL INTEREST RATE SWAPS		$ 388,753,000	$ 29,927,714
		$ 431,589,729	$ (1,310,234)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $213,328,036 or 6.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $17,663,681.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$178,599,000 due 1/02/09 at 0.05%
Banc of America Securities LLC	$ 20,971,993
Bank of America, NA	38,434,602
Barclays Capital, Inc.	47,126,897
Goldman, Sachs & Co.	69,224,960
UBS Securities LLC	2,840,548
$ 178,599,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 5,271,479
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 435,371,129	$ -	$ 411,667,733*	$ -	0.0%
* Includes the value of shares redeemed through in-kind contributions. See Note 2 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,356,574,392	$ -	$ 3,338,638,127	$ 17,936,265
Other Financial Instruments*	$ (1,311,090)	$ -	$ 8,891,790	$ (10,202,880)
* Other financial instruments include Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,137,852	$ (10,030,825)
Total Realized Gain (Loss)	(167,167)	-*
Total Unrealized Gain (Loss)	(10,654,471)	5,398,633
Cost of Purchases	19,336,713	-
Proceeds of Sales	(2,736,256)	-
Amortization/Accretion	(333,494)	-
Transfer in/out of Level 3	10,353,088	(5,570,688)
Ending Balance	$ 17,936,265	$ (10,202,880)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(8,324,494).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $16,442,077 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $178,599,000) - See accompanying schedule: Unaffiliated issuers (cost $3,636,955,960)		$ 3,356,574,392
Commitment to sell securities on a delayed delivery basis	$ (1,023,864)
Receivable for securities sold on a delayed delivery basis	1,023,008	(856)
Receivable for investments sold, regular delivery		1,587,054
Cash		1,011,754
Receivable for swap agreements		37,079
Unrealized appreciation on swap agreements		29,927,714
Interest receivable		26,828,249
Other receivables		1,864,071
Total assets		3,417,829,457

Liabilities
Payable for investments purchased Regular delivery	$ 1,113,205
Delayed delivery	220,315,014
Unrealized depreciation on swap agreements	31,237,948
Payable for swap agreements	416,229
Other payables and accrued expenses	1,886,264
Total liabilities		254,968,660

Net Assets		$ 3,162,860,797
Net Assets consist of:
Paid in capital		$ 3,462,824,733
Undistributed net investment income		3,015,476
Accumulated undistributed net realized gain (loss) on investments		(18,197,140)
Net unrealized appreciation (depreciation) on investments		(284,782,272)
Net Assets, for 33,369,644 shares outstanding		$ 3,162,860,797
Net Asset Value, offering price and redemption price per share ($3,162,860,797 ÷ 33,369,644 shares)		$ 94.78

Statement of Operations

	Year ended December 31, 2008

Investment Income
Dividends		$ 223,379
Interest		184,531,702
Income from Fidelity Central Funds		5,271,479
Total income		190,026,560

Expenses
Custodian fees and expenses	$ 124,539
Independent trustees' compensation	14,963
Total expenses before reductions	139,502
Expense reductions	(30,288)	109,214
Net investment income		189,917,346
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,701,169
Fidelity Central Funds	(73,045,771)
Swap agreements	7,288,654
Total net realized gain (loss)		(18,055,948)
Change in net unrealized appreciation (depreciation) on: Investment securities	(265,700,774)
Swap agreements	3,536,964
Delayed delivery commitments	(856)
Total change in net unrealized appreciation (depreciation)		(262,164,666)
Net gain (loss)		(280,220,614)
Net increase (decrease) in net assets resulting from operations		$ (90,303,268)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 189,917,346	$ 171,814,072
Net realized gain (loss)	(18,055,948)	5,080,505
Change in net unrealized appreciation (depreciation)	(262,164,666)	(17,878,562)
Net increase (decrease) in net assets resulting from operations	(90,303,268)	159,016,015
Distributions to shareholders from net investment income	(186,208,380)	(167,465,735)
Distributions to shareholders from net realized gain	(7,723,403)	(2,131,039)
Total distributions	(193,931,783)	(169,596,774)
Affiliated Share transactions Proceeds from sales of shares	327,717,478	846,478,691
Reinvestment of distributions	193,931,783	90,626,029
Cost of shares redeemed	(662,360,879)	(133,664,658)
Net increase (decrease) in net assets resulting from share transactions	(140,711,618)	803,440,062
Total increase (decrease) in net assets	(424,946,669)	792,859,303

Net Assets
Beginning of period	3,587,807,466	2,794,948,163
End of period (including undistributed net investment income of $3,015,476 and undistributed net investment income of $3,017,076, respectively)	$ 3,162,860,797	$ 3,587,807,466
Other Information Shares
Sold	3,214,522	8,284,694
Issued in reinvestment of distributions	1,962,900	888,417
Redeemed	(6,809,276)	(1,300,993)
Net increase (decrease)	(1,631,854)	7,872,118

Financial Highlights

Years ended December 31,

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 102.50	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	5.319	5.534	2.814
Net realized and unrealized gain (loss)	(7.583)	(.594)	3.132
Total from investment operations	(2.264)	4.940	5.946
Distributions from net investment income	(5.236)	(5.385)	(2.826)
Distributions from net realized gain	(.220)	(.075)	(.100)
Total distributions	(5.456)	(5.460)	(2.926)
Net asset value, end of period	$ 94.78	$ 102.50	$ 103.02
Total Return B, C	(2.29)%	4.94%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions	-% G	-%G	-%A, G
Expenses net of fee waivers, if any	-%G	-%G	-%A, G
Expenses net of all reductions	-%G	-%G	-%A, G
Net investment income	5.35%	5.42%	5.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,162,861	$ 3,587,807	$ 2,794,948
Portfolio turnover rate F	140%	137%	99%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H For the period June 23, 2006 (commencement of operations) to December 31, 2006. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

On June 27, 2008, the Fund redeemed 2,971,457 shares of Fidelity Ultra-Short Central Fund, an affiliated entity, valued at $245,828,638 by receiving securities of equal value, including accrued interest. This is considered taxable to each Investing Fund for federal income tax purposes.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts related to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 66,500,304
Unrealized depreciation	(348,891,840)
Net unrealized appreciation (depreciation)	(282,391,536)
Capital loss carryforward	(16,442,077)

Cost for federal income tax purposes	$ 3,638,965,928

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 190,421,145	$ 169,596,774
Long-term Capital Gains	3,510,638	-
Total	$ 193,931,783	$ 169,596,774

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $42,836,729 representing 1.35% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction, the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities(including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $753,179,130 and $664,707,773, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $14,963.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15,325.

Annual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	16.0%
VIP Asset Manager: Growth Portfolio	1.2%
VIP Balanced Portfolio	9.6%
VIP Investment Grade Bond Portfolio	73.2%

9. Credit Risk.

The Fund invests a portion of it assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of less liquidity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 23, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the period from June 23, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 25, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The Fund's Statement of Additional Information includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

 Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Item 2. Code of Ethics

As of the end of the period, December 31, 2008, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to VIP Investment Grade Central Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$229,000	$-	$6,100	$-

December 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$49,000	$-	$5,200	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2008A	December 31, 2007A
Audit-Related Fees	$815,000	$-
Tax Fees	$2,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2008 A	December 31, 2007 A,B
Deloitte Entities	$1,325,000	$735,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2009